SCHEDULE H, LINE 4a SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE H, LINE 4a SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
PG&E CORPORATION
RETIREMENT SAVINGS PLAN

EIN #: 94-3234914
PLAN #: 001

SCHEDULE H, LINE 4a
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS FOR THE YEAR ENDED DECEMBER 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions
Late Participant Loan Repayments are included	Contributions Corrected Outside VFCP	Contributions Pending Correction Outside VFCP
$151,902	$4,544	$147,358
$151,902	$4,544	$147,358